NATIONWIDE®

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VLOB–VLI7–12/05

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue) 47,770 shares (cost $579,995)	$590,912

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 1,693 shares (cost $40,843)	41,776

AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 15,387 shares (cost $236,837)	247,573

American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal) 15,425 shares (cost $183,419)	180,469

American Century VP – Ultra® Fund – Class I (ACVPUltra) 5,303 shares (cost $54,493)	55,044

American Century VP – Value Fund – Class I (ACVPVal) 69,221 shares (cost $551,422)	567,611

American Century VP – VistaSM Fund – Class I (ACVPVista) 654 shares (cost $9,113)	9,478

American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro) 18,759 shares (cost $194,543)	192,463

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 10,395 shares (cost $171,939)	173,293

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 22,082 shares (cost $690,295)	702,640

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 9,320 shares (cost $342,719)	345,854

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 16,858 shares (cost $190,081)	190,492

Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS) 15,843 shares (cost $391,276)	402,266

Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS) 6,107 shares (cost $200,810)	204,956

Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR) 19,353 shares (cost $362,100)	396,744

Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS) 55,976 shares (cost $1,633,621)	1,731,352

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS) 31,570 shares (cost $398,485)	400,312

Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS) 24,577 shares (cost $810,166)	858,977

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 17,179 shares (cost $235,077)	239,988

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2) 5,348 shares (cost $103,545)	101,030

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010) 764 shares (cost $8,279)	8,226

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020) 2,614 shares (cost $28,632)	28,935

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030) 4,127 shares (cost $45,718)	46,511

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv) 32,384 shares (cost $562,722)	$586,472

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal) 17,132 shares (cost $287,310)	291,579

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3) 1,345 shares (cost $18,874)	19,067

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3) 10,275 shares (cost $107,770)	111,994

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 19,281 shares (cost $292,809)	300,789

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 9,223 shares (cost $163,907)	160,106

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 26,237 shares (cost $304,237)	302,773

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 9,584 shares (cost $253,866)	260,198

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 6,819,802 shares (cost $6,819,802)	6,819,802

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 23,240 shares (cost $270,574)	275,392

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 13,446 shares (cost $205,624)	213,791

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 12,472 shares (cost $155,175)	143,802

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 25,179 shares (cost $612,456)	573,572

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 7,560 shares (cost $86,845)	81,573

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 13,342 shares (cost $131,732)	130,351

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 65,262 shares (cost $755,013)	752,466

Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3) 29,579 shares (cost $466,936)	489,835

Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3) 15,380 shares (cost $199,218)	201,172

Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3) 12,632 shares (cost $98,348)	98,028

Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3) 8,525 shares (cost $94,157)	88,322

Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3) 44,755 shares (cost $175,653)	173,650

Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg) 77,167 shares (cost $916,917)	923,686

Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon) 3,449 shares (cost $35,879)	35,421

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 114,871 shares (cost $1,311,575)	1,309,526

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg) 211,980 shares (cost $2,506,962)	2,509,842

Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon) 12,681 shares (cost $139,032)	138,349

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI) 42,614 shares (cost $409,953)	$421,882

MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn) 18,442 shares (cost $227,834)	230,891

Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt) 19,119 shares (cost $217,687)	223,310

Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg) 9,197 shares (cost $149,902)	152,300

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat) 22,346 shares (cost $286,468)	282,458

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares (NBAMTSocRes) 26,126 shares (cost $381,678)	389,536

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc) 5,304 shares (cost $74,318)	75,099

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 7,353 shares (cost $275,204)	283,228

Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc) 16,403 shares (cost $137,210)	138,445

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 28,357 shares (cost $605,177)	617,895

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap) 14,876 shares (cost $248,947)	255,573

Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3) 12,930 shares (cost $413,255)	433,804

Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc) 95 shares (cost $2,358)	2,494

Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII) 98 shares (cost $2,595)	2,789

T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII) 11,038 shares (cost $101,503)	105,302

T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 8,473 shares (cost $189,787)	184,366

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II (TRLimTrmBnd2) 1,678 shares (cost $8,221)	8,207

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI) 14,658 shares (cost $167,105)	169,006

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 21,548 shares (cost $480,064)	497,319

Total Investments	29,182,364

Accounts Receivable	13,597

Total Assets	29,195,961

Accounts Payable	11,327

Contract Owners Equity (note 7)	$29,184,634

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista
Reinvested dividends	$148,300	442	16	–	1,492	–	–	–

Net investment income (loss)	148,300	442	16	–	1,492	–	–	–

Proceeds from mutual fund shares sold	13,360,210	23,263	6,714	10,505	3,001	3,027	23,318	5,200
Cost of mutual fund shares sold	(13,287,348)	(21,780)	(6,416)	(9,393)	(3,034)	(2,931)	(22,623)	(5,159)

Realized gain (loss) on investments	72,862	1,483	298	1,112	(33)	96	695	41
Change in unrealized gain (loss) on investments	366,328	10,917	934	10,737	(2,949)	551	16,189	365

Net gain (loss) on investments	439,190	12,400	1,232	11,849	(2,982)	647	16,884	406

Reinvested capital gains	206,412	5,644	–	–	4,164	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$793,902	18,486	1,248	11,849	2,674	647	16,884	406

Investment activity:	ACVPInflaPro	DrySmCapIxS	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPOvSR
Reinvested dividends	$3,370	–	5,186	–	–	–	–	–

Net investment income (loss)	3,370	–	5,186	–	–	–	–	–

Proceeds from mutual fund shares sold	8,027	13,709	25,082	19,118	3,302	9,968	2,770	37,137
Cost of mutual fund shares sold	(8,226)	(13,167)	(25,101)	(18,355)	(3,257)	(9,599)	(2,626)	(34,566)

Realized gain (loss) on investments	(199)	542	(19)	763	45	369	144	2,571
Change in unrealized gain (loss) on investments	(2,080)	1,354	12,345	3,136	411	10,991	4,147	34,645

Net gain (loss) on investments	(2,279)	1,896	12,326	3,899	456	11,360	4,291	37,216

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,091	1,896	17,512	3,899	456	11,360	4,291	37,216

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPCon2	FidFF2010	FidFF2020	FidFF2030
Reinvested dividends	$–	–	–	–	312	36	110	162

Net investment income (loss)	–	–	–	–	312	36	110	162

Proceeds from mutual fund shares sold	405,207	13,667	34,676	3,478	2,017	–	1,164	4,113
Cost of mutual fund shares sold	(399,405)	(13,504)	(30,563)	(3,279)	(1,707)	–	(1,138)	(4,039)

Realized gain (loss) on investments	5,802	163	4,113	199	310	–	26	74
Change in unrealized gain (loss) on investments	97,731	1,827	48,812	4,912	(2,514)	(53)	303	794

Net gain (loss) on investments	103,533	1,990	52,925	5,111	(2,204)	(53)	329	868

Reinvested capital gains	–	–	–	–	4,102	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$103,533	1,990	52,925	5,111	2,210	(17)	439	1,030

Investment activity:	FrVIPRisDiv	FTVIPSmCpVal	FrVIPGISec3	TmDevMktS3	FrVIPForSec3	GVITDMidCapI	GVITGvtBd	GVITSMdCpGr
Reinvested dividends	$440	108	74	–	98	632	4,166	–

Net investment income (loss)	440	108	74	–	98	632	4,166	–

Proceeds from mutual fund shares sold	35,492	14,811	5,855	5,037	56,552	45,979	90,235	47,937
Cost of mutual fund shares sold	(34,564)	(13,982)	(5,986)	(4,457)	(52,599)	(44,764)	(91,127)	(46,135)

Realized gain (loss) on investments	928	829	(131)	580	3,953	1,215	(892)	1,802
Change in unrealized gain (loss) on investments	23,750	4,270	194	4,224	7,981	(3,801)	(1,463)	6,333

Net gain (loss) on investments	24,678	5,099	63	4,804	11,934	(2,586)	(2,355)	8,135

Reinvested capital gains	262	74	–	–	–	8,006	14	–

Net increase (decrease) in contract owners’ equity resulting from operations	$25,380	5,281	137	4,804	12,032	6,052	1,825	8,135

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec	GVITCVal
Reinvested dividends	$62,010	922	–	96	–	–	1,516	4,680

Net investment income (loss)	62,010	922	–	96	–	–	1,516	4,680

Proceeds from mutual fund shares sold	10,925,058	57,905	30,983	31,345	27,744	1,853	929	79,088
Cost of mutual fund shares sold	(10,925,058)	(55,249)	(28,116)	(30,981)	(24,963)	(1,752)	(937)	(75,967)

Realized gain (loss) on investments	–	2,656	2,867	364	2,781	101	(8)	3,121
Change in unrealized gain (loss)on investments	–	4,818	8,168	(11,372)	(38,884)	(5,272)	(1,380)	(2,546)

Net gain (loss) on investments	–	7,474	11,035	(11,008)	(36,103)	(5,171)	(1,388)	575

Reinvested capital gains	–	–	–	13,248	59,594	7,786	702	18,446

Net increase (decrease) in contract owners’ equity resulting from operations	$62,010	8,396	11,035	2,336	23,491	2,615	830	23,701

Investment activity:	GVITDryIntVal3	GVITEmMrkts3	GVITFHiInc3	GVITGlHlth3	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod
Reinvested dividends	$1,404	122	1,270	–	–	9,174	442	16,658

Net investment income (loss)	1,404	122	1,270	–	–	9,174	442	16,658

Proceeds from mutual fund shares sold	37,945	9,287	1,345	3,731	2,274	39,208	3,219	533,487
Cost of mutual fund shares sold	(35,246)	(8,396)	(1,355)	(3,633)	(2,097)	(37,236)	(3,241)	(529,795)

Realized gain (loss) on investments	2,699	891	(10)	98	177	1,972	(22)	3,692
Change in unrealized gain (loss) on investments	22,899	1,954	(319)	(5,835)	(2,002)	6,770	(458)	(2,049)

Net gain (loss) on investments	25,598	2,845	(329)	(5,737)	(1,825)	8,742	(480)	1,643

Reinvested capital gains	1,310	13,704	–	7,236	–	9,898	526	11,734

Net increase (decrease) in contract owners’ equity resulting from operations	$28,312	16,671	941	1,499	(1,825)	27,814	488	30,035

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	GVITIDModAgg	GVITIDModCon	MFSVITInvGrwI	MFSVITValIn	NBAMTInt	NBAMTReg	NBAMTLMat	NBAMTSocRes
Reinvested dividends	$23,844	1,616	2	–	198	–	6,030	–

Net investment income (loss)	23,844	1,616	2	–	198	–	6,030	–

Proceeds from mutual fund shares sold	125,392	64,745	21,094	25,277	58,826	4,259	16,681	62,111
Cost of mutual fund shares sold	(119,927)	(63,863)	(19,679)	(24,844)	(56,462)	(4,263)	(16,976)	(59,507)

Realized gain (loss) on investments	5,465	882	1,415	433	2,364	(4)	(295)	2,604
Change in unrealized gain (loss) on investments	2,880	(682)	11,929	3,058	5,623	2,398	(4,010)	7,859

Net gain (loss) on investments	8,345	200	13,344	3,491	7,987	2,394	(4,305)	10,463

Reinvested capital gains	29,396	1,316	–	–	878	–	–	374

Net increase (decrease) in contract owners’ equity resulting from operations	$61,585	3,132	13,346	3,491	9,063	2,394	1,725	10,837

Investment activity:	NBAMTFasc	OppCapAp	OppHighInc	OppMSFund	OppMSSmCap	OppGlSec3	PVTGroInc	PVTVoyII
Reinvested dividends	$–	–	–	–	–	–	–	–

Net investment income (loss)	–	–	–	–	–	–	–	–

Proceeds from mutual fund shares sold	3,324	6,479	5,123	53,629	21,547	32,860	2,045	371
Cost of mutual fund shares sold	(3,162)	(6,202)	(4,918)	(50,561)	(19,889)	(30,236)	(1,937)	(352)

Realized gain (loss) on investments	162	277	205	3,068	1,658	2,624	108	19
Change in unrealized gain (loss) on investments	782	8,024	1,236	12,719	6,627	20,549	136	194

Net gain (loss) on investments	944	8,301	1,441	15,787	8,285	23,173	244	213

Reinvested capital gains	308	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,252	8,301	1,441	15,787	8,285	23,173	244	213

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	TRPBluChpGrII	TRowEqInc2	TRLimTrmBnd2	VKoreFI	VKUSRealEst
Reinvested dividends	$96	968	32	154	422

Net investment income (loss)	96	968	32	154	422

Proceeds from mutual fund shares sold	1,289	6,376	326	37,618	65,076
Cost of mutual fund shares sold	(1,268)	(6,280)	(328)	(37,782)	(61,408)

Realized gain (loss) on investments	21	96	(2)	(164)	3,668
Change in unrealized gain (loss) on investments	3,799	(5,421)	(14)	1,902	17,255

Net gain (loss) on investments	3,820	(5,325)	(16)	1,738	20,923

Reinvested capital gains	–	6,728	–	32	930

Net increase (decrease) in contract owners’ equity resulting from operations	$3,916	2,371	16	1,924	22,275

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista
Net investment income (loss)	$148,300	442	16	–	1,492	–	–	–
Realized gain (loss) on investments	72,862	1,483	298	1,112	(33)	96	695	41
Change in unrealized gain (loss) on investments	366,328	10,917	934	10,737	(2,949)	551	16,189	365
Reinvested capital gains	206,412	5,644	–	–	4,164	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	793,902	18,486	1,248	11,849	2,674	647	16,884	406

Equity transactions:
Purchase payments received from contract owners (note 6)	30,293,682	68,912	6,268	33,234	2,804	15,584	62,470	1,530
Transfers between funds	–	606,832	36,272	213,556	180,058	41,964	508,690	8,390
Surrenders (note 6)	(227,038)	(79,422)	–	(986)	–	–	–	–
Net policy repayments (loans) (note 5)	(223,286)	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(6,398)	(220)	(14)	–	–	(6)	(18)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,426,932)	(23,034)	(1,958)	(9,772)	(4,978)	(3,066)	(19,726)	(834)
Asset charges (note 3)	(39,548)	(646)	(42)	(310)	(90)	(80)	(690)	(16)
Adjustments to maintain reserves	20,252	31	38	22	30	19	42	16

Net equity transactions	28,390,732	572,453	40,564	235,744	177,824	54,415	550,768	9,086

Net change in contract owners’ equity	29,184,634	590,939	41,812	247,593	180,498	55,062	567,652	9,492
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$29,184,634	590,939	41,812	247,593	180,498	55,062	567,652	9,492

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	4,868,564	57,483	4,570	23,270	16,399	5,601	55,204	1,335
Units redeemed	(2,180,744)	(2,303)	(796)	(942)	(457)	(307)	(1,962)	(507)

Ending units	2,687,820	55,180	3,774	22,328	15,942	5,294	53,242	828

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	ACVPInflaPro	DrySmCapIxS	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPOvSR
Net investment income (loss)	$3,370	–	5,186	–	–	–	–	–
Realized gain (loss) on investments	(199)	542	(19)	763	45	369	144	2,571
Change in unrealized gain (loss) on investments	(2,080)	1,354	12,345	3,136	411	10,991	4,147	34,645
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,091	1,896	17,512	3,899	456	11,360	4,291	37,216

Equity transactions:
Purchase payments received from contract owners (note 6)	29,090	50,844	74,872	79,888	18,678	65,234	33,550	61,586
Transfers between funds	172,338	131,064	635,484	280,820	178,796	345,434	173,408	314,648
Surrenders (note 6)	(36)	–	–	(40)	(664)	(3,278)	–	(178)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	(56)	(26)	(30)	(40)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,724)	(10,290)	(24,552)	(18,156)	(6,472)	(15,984)	(6,092)	(16,030)
Asset charges (note 3)	(298)	(224)	(678)	(558)	(248)	(472)	(172)	(462)
Adjustments to maintain reserves	–	41	43	24	29	19	41	60

Net equity transactions	191,370	171,435	685,169	341,978	190,063	390,927	200,705	359,584

Net change in contract owners’ equity	192,461	173,331	702,681	345,877	190,519	402,287	204,996	396,800
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$192,461	173,331	702,681	345,877	190,519	402,287	204,996	396,800

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	19,945	16,616	68,695	34,785	19,496	39,086	19,629	33,204
Units redeemed	(995)	(960)	(2,423)	(1,797)	(672)	(1,574)	(595)	(1,460)

Ending units	18,950	15,656	66,272	32,988	18,824	37,512	19,034	31,744

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPCon2	FidFF2010	FidFF2020	FidFF2030
Net investment income (loss)	$–	–	–	–	312	36	110	162
Realized gain (loss) on investments	5,802	163	4,113	199	310	–	26	74
Change in unrealized gain (loss) on investments	97,731	1,827	48,812	4,912	(2,514)	(53)	303	794
Reinvested capital gains	–	–	–	–	4,102	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	103,533	1,990	52,925	5,111	2,210	(17)	439	1,030

Equity transactions:
Purchase payments received from contract owners (note 6)	162,782	49,244	105,798	20,622	6,890	–	2,300	7,670
Transfers between funds	1,511,738	364,052	731,144	221,140	95,852	8,242	28,032	42,016
Surrenders (note 6)	(3,280)	(30)	(2,618)	–	–	–	–	–
Net policy repayments (loans) (note 5)	14	(24)	(8)	–	–	–	–	–
Deductions for surrender charges (note 2d)	(290)	(52)	(36)	(18)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(41,836)	(14,398)	(27,418)	(6,722)	(3,852)	–	(1,818)	(4,162)
Asset charges (note 3)	(1,310)	(474)	(810)	(146)	(72)	–	(22)	(46)
Adjustments to maintain reserves	54	14	29	19	59	31	22	35

Net equity transactions	1,627,872	398,332	806,081	234,895	98,877	8,273	28,514	45,513

Net change in contract owners’ equity	1,731,405	400,322	859,006	240,006	101,087	8,256	28,953	46,543
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$1,731,405	400,322	859,006	240,006	101,087	8,256	28,953	46,543

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	150,470	40,754	73,997	22,951	7,779	764	2,774	4,488
Units redeemed	(4,080)	(1,478)	(2,751)	(661)	(299)	–	(170)	(380)

Ending units	146,390	39,276	71,246	22,290	7,480	764	2,604	4,108

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	FrVIPRisDiv	FTVIPSmCpVal	FrVIPGISec3	TmDevMktS3	FrVIPForSec3	GVITDMidCapI	GVITGvtBd	GVITSMdCpGr
Net investment income (loss)	$440	108	74	–	98	632	4,166	–
Realized gain (loss) on investments	928	829	(131)	580	3,953	1,215	(892)	1,802
Change in unrealized gain (loss) on investments	23,750	4,270	194	4,224	7,981	(3,801)	(1,463)	6,333
Reinvested capital gains	262	74	–	–	–	8,006	14	–

Net increase (decrease) in contract owners’ equity resulting from operations	25,380	5,281	137	4,804	12,032	6,052	1,825	8,135

Equity transactions:
Purchase payments received from contract owners (note 6)	121,330	53,570	796	8,854	24,694	31,550	28,998	30,178
Transfers between funds	469,132	243,018	19,060	101,112	272,754	129,300	279,612	228,130
Surrenders (note 6)	(32)	–	(2)	(18)	(34)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	(110)	–	–	(96)
Deductions for surrender charges (note 2d)	(82)	(36)	–	–	–	–	(2)	(18)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,354)	(9,902)	(906)	(2,694)	(8,236)	(6,570)	(7,362)	(5,874)
Asset charges (note 3)	(906)	(354)	(22)	(68)	(312)	(164)	(314)	(258)
Adjustments to maintain reserves	50	38	27	47	29	(31)	43	25

Net equity transactions	561,138	286,334	18,953	107,233	288,785	154,085	300,975	252,087

Net change in contract owners’ equity	586,518	291,615	19,090	112,037	300,817	160,137	302,800	260,222
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$586,518	291,615	19,090	112,037	300,817	160,137	302,800	260,222

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	58,702	27,108	2,026	9,016	27,481	14,525	30,175	23,732
Units redeemed	(2,898)	(942)	(94)	(266)	(833)	(601)	(751)	(566)

Ending units	55,804	26,166	1,932	8,750	26,648	13,924	29,424	23,166

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec	GVITCVal
Net investment income (loss)	$62,010	922	–	96	–	–	1,516	4,680
Realized gain (loss) on investments	–	2,656	2,867	364	2,781	101	(8)	3,121
Change in unrealized gain (loss) on investments	–	4,818	8,168	(11,372)	(38,884)	(5,272)	(1,380)	(2,546)
Reinvested capital gains	–	–	–	13,248	59,594	7,786	702	18,446

Net increase (decrease) in contract owners’ equity resulting from operations	62,010	8,396	11,035	2,336	23,491	2,615	830	23,701

Equity transactions:
Purchase payments received from contract owners (note 6)	27,226,592	21,282	24,838	15,402	74,724	20,616	18,430	97,100
Transfers between funds	(19,566,552)	250,916	182,796	132,116	498,648	61,474	114,086	654,938
Surrenders (note 6)	(103,318)	–	–	–	(1,660)	–	–	(32)
Net policy repayments (loans) (note 5)	(157,006)	(168)	–	–	(36)	–	–	(168)
Deductions for surrender charges (note 2d)	(70)	–	(10)	(180)	(42)	–	(18)	(52)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(637,504)	(4,806)	(4,628)	(5,736)	(20,886)	(3,046)	(2,850)	(22,154)
Asset charges (note 3)	(15,436)	(230)	(242)	(136)	(672)	(88)	(130)	(870)
Adjustments to maintain reserves	(160)	29	30	28	49	28	21	45

Net equity transactions	6,746,546	267,023	202,784	141,494	550,125	78,984	129,539	728,807

Net change in contract owners’ equity	6,808,556	275,419	213,819	143,830	573,616	81,599	130,369	752,508
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$6,808,556	275,419	213,819	143,830	573,616	81,599	130,369	752,508

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	2,747,644	25,842	19,488	13,887	51,791	7,360	13,041	73,052
Units redeemed	(2,084,482)	(484)	(446)	(563)	(1,943)	(280)	(295)	(2,244)

Ending units	663,162	25,358	19,042	13,324	49,848	7,080	12,746	70,808

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	GVITDryIntVal3	GVITEmMrkts3	GVITFHiInc3	GVITGlHlth3	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod
Net investment income (loss)	$1,404	122	1,270	–	–	9,174	442	16,658
Realized gain (loss) on investments	2,699	891	(10)	98	177	1,972	(22)	3,692
Change in unrealized gain (loss) on investments	22,899	1,954	(319)	(5,835)	(2,002)	6,770	(458)	(2,049)
Reinvested capital gains	1,310	13,704	–	7,236	–	9,898	526	11,734

Net increase (decrease) in contract owners’ equity resulting from operations	28,312	16,671	941	1,499	(1,825)	27,814	488	30,035

Equity transactions:
Purchase payments received from contract owners (note 6)	60,862	20,524	3,970	9,326	1,584	186,668	2,324	218,030
Transfers between funds	417,418	170,652	94,918	82,146	176,804	746,444	34,154	1,193,116
Surrenders (note 6)	(160)	(4)	–	–	–	–	–	(1,340)
Net policy repayments (loans) (note 5)	(112)	–	–	–	–	–	–	(65,058)
Deductions for surrender charges (note 2d)	(88)	–	–	(76)	(134)	(12)	–	(4,126)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,824)	(6,558)	(1,756)	(4,486)	(2,724)	(36,090)	(1,472)	(59,258)
Asset charges (note 3)	(576)	(168)	(48)	(90)	(58)	(1,138)	(74)	(1,866)
Adjustments to maintain reserves	37	84	25	45	54	38	33	30

Net equity transactions	461,557	184,530	97,109	86,865	175,526	895,910	34,965	1,279,528

Net change in contract owners’ equity	489,869	201,201	98,050	88,364	173,701	923,724	35,453	1,309,563
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$489,869	201,201	98,050	88,364	173,701	923,724	35,453	1,309,563

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	44,336	15,629	9,474	8,662	14,339	87,459	3,572	144,348
Units redeemed	(1,560)	(543)	(172)	(436)	(237)	(3,583)	(150)	(21,470)

Ending units	42,776	15,086	9,302	8,226	14,102	83,876	3,422	122,878

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	GVITIDModAgg	GVITIDModCon	MFSVITInvGrwI	MFSVITValIn	NBAMTInt	NBAMTReg	NBAMTLMat	NBAMTSocRes
Net investment income (loss)	$23,844	1,616	2	–	198	–	6,030	–
Realized gain (loss) on investments	5,465	882	1,415	433	2,364	(4)	(295)	2,604
Change in unrealized gain (loss) on investments	2,880	(682)	11,929	3,058	5,623	2,398	(4,010)	7,859
Reinvested capital gains	29,396	1,316	–	–	878	–	–	374

Net increase (decrease) in contract owners’ equity resulting from operations	61,585	3,132	13,346	3,491	9,063	2,394	1,725	10,837

Equity transactions:
Purchase payments received from contract owners (note 6)	420,802	17,404	85,430	20,574	14,848	25,206	44,396	42,100
Transfers between funds	2,164,846	127,482	346,506	213,376	185,510	126,000	251,240	343,478
Surrenders (note 6)	(22,302)	(2,492)	(50)	–	–	–	(66)	(2)
Net policy repayments (loans) (note 5)	–	–	–	22	(138)	(44)	–	(156)
Deductions for surrender charges (note 2d)	(188)	–	(104)	–	–	–	–	(74)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(101,234)	(6,944)	(22,562)	(6,366)	(3,716)	(1,194)	(14,370)	(6,328)
Asset charges (note 3)	(2,504)	(236)	(686)	(206)	(174)	(72)	(472)	(322)
Adjustments to maintain reserves	210	24	40	36	17,956	39	64	120

Net equity transactions	2,459,630	135,238	408,574	227,436	214,286	149,935	280,792	378,816

Net change in contract owners’ equity	2,521,215	138,370	421,920	230,927	223,349	152,329	282,517	389,653
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$2,521,215	138,370	421,920	230,927	223,349	152,329	282,517	389,653

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	241,370	15,436	42,125	22,440	19,362	13,470	29,303	35,873
Units redeemed	(9,784)	(2,278)	(2,255)	(932)	(354)	(408)	(1,475)	(633)

Ending units	231,586	13,158	39,870	21,508	19,008	13,062	27,828	35,240

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	NBAMTFasc	OppCapAp	OppHighInc	OppMSFund	OppMSSmCap	OppGlSec3	PVTGroInc	PVTVoyII
Net investment income (loss)	$–	–	–	–	–	–	–	–
Realized gain (loss) on investments	162	277	205	3,068	1,658	2,624	108	19
Change in unrealized gain (loss) on investments	782	8,024	1,236	12,719	6,627	20,549	136	194
Reinvested capital gains	308	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,252	8,301	1,441	15,787	8,285	23,173	244	213

Equity transactions:
Purchase payments received from contract owners (note 6)	2,058	49,890	21,730	68,890	34,218	60,068	(42)	330
Transfers between funds	75,598	239,214	120,552	547,446	219,696	370,568	2,536	2,430
Surrenders (note 6)	–	(2)	–	(2)	–	(4,990)	–	–
Net policy repayments (loans) (note 5)	–	–	–	(144)	(60)	6	–	–
Deductions for surrender charges (note 2d)	–	(86)	(18)	(92)	–	(12)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,726)	(13,750)	(5,112)	(13,426)	(6,362)	(14,684)	(234)	(176)
Asset charges (note 3)	(86)	(342)	(152)	(570)	(208)	(328)	(10)	(10)
Adjustments to maintain reserves	27	39	25	50	42	34	18	22

Net equity transactions	73,871	274,963	137,025	602,152	247,326	410,662	2,268	2,596

Net change in contract owners’ equity	75,123	283,264	138,466	617,939	255,611	433,835	2,512	2,809
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$75,123	283,264	138,466	617,939	255,611	433,835	2,512	2,809

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	7,479	27,837	13,991	58,871	22,948	37,566	301	279
Units redeemed	(363)	(1,351)	(519)	(1,345)	(592)	(1,592)	(65)	(17)

Ending units	7,116	26,486	13,472	57,526	22,356	35,974	236	262

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period March 8, 2005 Through December 31, 2005

Investment activity:	TRPBluChpGrII	TRowEqInc2	TRLimTrmBnd2	VKoreFI	VKUSRealEst
Net investment income (loss)	$96	968	32	154	422
Realized gain (loss) on investments	21	96	(2)	(164)	3,668
Change in unrealized gain (loss) on investments	3,799	(5,421)	(14)	1,902	17,255
Reinvested capital gains	–	6,728	–	32	930

Net increase (decrease) in contract owners’ equity resulting from operations	3,916	2,371	16	1,924	22,275

Equity transactions:
Purchase payments received from contract owners (note 6)	5,378	15,496	182	11,478	91,154
Transfers between funds	100,572	170,500	8,398	159,624	408,256
Surrenders (note 6)	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	(72)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,470)	(3,864)	(384)	(3,834)	(23,646)
Asset charges (note 3)	(98)	(138)	(8)	(186)	(654)
Adjustments to maintain reserves	44	36	20	28	26

Net equity transactions	101,426	182,030	8,208	167,110	475,064

Net change in contract owners’ equity	105,342	184,401	8,224	169,034	497,339
Contract owners’ equity beginning of period	–	–	–	–	–

Contract owners’ equity end of period	$105,342	184,401	8,224	169,034	497,339

CHANGES IN UNITS:
Beginning units	–	–	–	–	–

Units purchased	9,718	17,715	850	16,723	42,923
Units redeemed	(408)	(379)	(38)	(475)	(2,073)

Ending units	9,310	17,336	812	16,248	40,850

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers two Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL and Nationwide® Options Select (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Funds of the AIM Variable Insurance Fund (AIM VIF);

    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)

    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)

    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Value Fund – Class I (ACVPVal)

    American Century VP – VistaSM Fund – Class I (ACVPVista)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP II);

    American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP III);

    American Century VP III – International Fund – Class III (ACVPInt3)*

Funds of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);

    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS)

    Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS)

    Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);

    Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS)

    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);

    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)

    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP IV);

    Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2)

Portfolios of the Fidelity® Variable Insurance Products Freedom Funds (Fidelity® VIP FF);

    Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010)

    Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020)

    Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv)

    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP III);

    Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3)

    Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3)

    Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)

    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)

    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)

    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)

    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT III)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3)

    Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3)

    Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3)

    Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3)

    Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3)

Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID II)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)

    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)

    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)

    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)

    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)

Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VITSM);

    MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI)

    MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg)

    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)

    Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares (NBAMTSocRes)

    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);

    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc)

    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)

    Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds III);

    Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3)

Funds of the Putnam Variable Trust (Putnam VT IB);

    Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII)

Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);

    T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII)

    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)

    T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio –

        Class II (TRLimTrmBnd2)

Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

At December 31, 2005, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company deducts a minimum of 0.5% to a maximum of 2.5% of all premiums received to cover premium tax and sales expense.

The Company may, at its sole discretion, reduce this sales loading.

For the period March 8, 2005 through December 31, 2005, total front-end sales charge deductions were $1,274,427.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)	Administrative Charges

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts a short-term trading fee of 1% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract. For the Nationwide® Options Select contracts, the Company deducts $8.75 per policy per month taken proportionally from the sub accounts and any fixed companion contracts. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of specified amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of specified amount (but not to exceed $50). For the Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of specified amount. This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For both the Best of America Next Generation® II FPVUL contracts and the Nationwide® Options Select contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of issuance.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

For both the Best of America Next Generation® II FPVUL and the Nationwide® Options Select contracts the Company deducts a monthly mortality and expense risk charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct mortality and expense risk charges on any variable account values.

These charges are assessed monthly against each contract by liquidating units.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the period ended December 31, 2005, total transfers into the Account from the fixed account were $274,198, and total transfers from the Account to the fixed account were $465,153.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the period March 8, 2005 (commencement of operations) through December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series I Shares
2005	0.00%	55,180	$10.709293	$590,939	0.18%	7.09%	01/18/05

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.00%	3,774	11.078867	41,812	0.11%	10.79%	01/18/05

AIM VIF – Capital Development Fund – Series I Shares
2005	0.00%	22,328	11.088904	247,593	0.00%	10.89%	01/18/05

American Century VP – Mid Cap Value Fund – Class I
2005	0.00%	15,942	11.322176	180,498	1.79%	13.22%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.00%	5,294	10.400804	55,062	0.00%	4.01%	01/18/05

American Century VP – Value Fund – Class I
2005	0.00%	53,242	10.661727	567,652	0.00%	6.62%	01/18/05

American Century VP – VistaSM Fund – Class I
2005	0.00%	828	11.463606	9,492	0.00%	14.64%	05/02/05

American Century VP II – Inflation Protection Fund – Class II
2005	0.00%	18,950	10.156270	192,461	3.61%	1.56%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.00%	15,656	11.071201	173,331	0.00%	10.71%	01/18/05

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.00%	66,272	10.602989	702,681	1.64%	6.03%	01/18/05

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.00%	32,988	10.484934	345,877	0.00%	4.85%	01/18/05

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.00%	18,824	10.121073	190,519	0.00%	1.21%	01/18/05

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.00%	37,512	10.724223	402,287	0.00%	7.24%	01/18/05

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.00%	19,034	10.769983	204,996	0.00%	7.70%	01/18/05

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.00%	31,744	12.499996	396,800	0.00%	25.00%	05/02/05

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.00%	146,390	11.827342	1,731,405	0.00%	18.27%	01/18/05

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.00%	39,276	10.192547	400,322	0.00%	1.93%	01/18/05

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.00%	71,246	12.056903	859,006	0.00%	20.57%	01/18/05

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.00%	22,290	10.767426	240,006	0.00%	7.67%	01/18/05

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.00%	7,480	13.514321	101,087	1.11%	35.14%	05/02/05

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class
2005	0.00%	764	10.806063	8,256	0.43%	8.06%	05/02/05

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class
2005	0.00%	2,604	11.118664	28,953	1.23%	11.19%	05/02/05

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class
2005	0.00%	4,108	11.329788	46,543	0.88%	13.30%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.00%	55,804	10.510323	586,518	0.16%	5.10%	01/18/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.00%	26,166	$11.144808	$291,615	0.11%	11.45%	01/18/05

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.00%	1,932	9.881172	19,090	0.94%	-1.19%	05/02/05

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.00%	8,750	12.804274	112,037	0.00%	28.04%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.00%	26,648	11.288544	300,817	0.09%	12.89%	05/02/05

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.00%	13,924	11.500795	160,137	1.04%	15.01%	01/18/05

Gartmore GVIT – Government Bond Fund: Class I
2005	0.00%	29,424	10.290913	302,800	4.18%	2.91%	01/18/05

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.00%	23,166	11.232927	260,222	0.00%	12.33%	01/18/05

Gartmore GVIT – Money Market Fund – Class I
2005	0.00%	663,162	10.266806	6,808,556	2.25%	2.67%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.00%	25,358	10.861219	275,419	0.93%	8.61%	01/18/05

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.00%	19,042	11.228805	213,819	0.00%	12.29%	01/18/05

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.00%	13,324	10.794811	143,830	0.22%	7.95%	01/18/05

Gartmore GVIT – Small Company Fund: Class I
2005	0.00%	49,848	11.507293	573,616	0.00%	15.07%	01/18/05

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.00%	7,080	11.525230	81,599	0.00%	15.25%	01/18/05

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.00%	12,746	10.228234	130,369	3.05%	2.28%	01/18/05

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.00%	70,808	10.627448	752,508	1.76%	6.27%	01/18/05

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.00%	42,776	11.451970	489,869	0.66%	14.52%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.00%	15,086	13.336908	201,201	0.17%	33.37%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.00%	9,302	10.540776	98,050	4.45%	5.41%	05/02/05

Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.00%	8,226	10.742057	88,364	0.00%	7.42%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.00%	14,102	12.317458	173,701	0.00%	23.17%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.00%	83,876	11.012968	923,724	2.38%	10.13%	01/18/05

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.00%	3,422	10.360404	35,453	2.23%	3.60%	01/18/05

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.00%	122,878	10.657424	1,309,563	2.66%	6.57%	01/18/05

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.00%	231,586	10.886732	2,521,215	2.77%	8.87%	01/18/05

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.00%	13,158	10.516039	138,370	2.43%	5.16%	01/18/05

MFS® VIT SM – MFS Investors Growth Stock Series – Initial Class
2005	0.00%	39,870	10.582381	421,920	0.00%	5.82%	01/18/05

MFS® VIT SM – MFS Value Series – Initial Class
2005	0.00%	21,508	10.736776	230,927	0.00%	7.37%	01/18/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – International Portfolio – Class S
2005	0.00%	19,008	$11.750261	$223,349	0.23%	17.50%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.00%	13,062	11.661977	152,329	0.00%	16.62%	05/02/05

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.00%	27,828	10.152239	282,517	4.19%	1.52%	01/18/05

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares
2005	0.00%	35,240	11.057136	389,653	0.00%	10.57%	01/18/05

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.00%	7,116	10.556851	75,123	0.00%	5.57%	01/18/05

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.00%	26,486	10.694866	283,264	0.00%	6.95%	01/18/05

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.00%	13,472	10.278092	138,466	0.00%	2.78%	01/18/05

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.00%	57,526	10.741901	617,939	0.00%	7.42%	01/18/05

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class
2005	0.00%	22,356	11.433673	255,611	0.00%	14.34%	01/18/05

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.00%	35,974	12.059670	433,835	0.00%	20.60%	05/02/05

Putnam VT IB – Growth & Income Fund – IB Shares
2005	0.00%	236	10.644129	2,512	0.00%	6.44%	01/18/05

Putnam VT IB – Voyager II Fund – IB Shares
2005	0.00%	262	10.722995	2,809	0.00%	7.23%	01/18/05

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.00%	9,310	11.314946	105,342	0.19%	13.15%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.00%	17,336	10.636871	184,401	1.53%	6.37%	05/02/05

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II
2005	0.00%	812	10.127763	8,224	1.18%	1.28%	05/02/05

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.00%	16,248	10.403391	169,034	0.20%	4.03%	01/18/05

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.00%	40,850	12.174767	497,339	0.22%	21.75%	01/18/05

Contract Owners’ Equity Total By Year

2005				$29,184,634

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for the period March 8, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for the period March 8, 2005 (commencement of operations) through December 31, 2005, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company